Quarterly Holdings Report
for
Fidelity® New Millennium Fund®
February 28, 2022
NMF-NPRT1-0422
1.797943.118
Common Stocks - 95.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	557,500	29,921
Entertainment - 0.9%
Endeavor Group Holdings, Inc. (a)	394,518	11,887
Endeavor Group Holdings, Inc. Class A (b)	365,299	11,006
		22,893
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (c)	9,800	26,471
Media - 3.5%
Comcast Corp. Class A	1,025,900	47,971
Interpublic Group of Companies, Inc.	604,900	22,260
Omnicom Group, Inc.	241,700	20,276
		90,507
TOTAL COMMUNICATION SERVICES		169,792
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.3%
Faurecia SA	18,368	692
Magna International, Inc. Class A (d)	99,400	7,382
		8,074
Automobiles - 1.4%
Aston Martin Lagonda Global Holdings PLC (a)(c)	487,479	6,614
General Motors Co. (c)	349,100	16,310
Stellantis NV (d)	664,300	12,143
		35,067
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (c)	7,200	15,640
Churchill Downs, Inc.	56,800	13,681
Elior SA (a)(c)	899,800	4,128
Sweetgreen, Inc.	87,300	2,101
		35,550
Household Durables - 1.5%
D.R. Horton, Inc.	166,800	14,245
Mohawk Industries, Inc. (c)	69,400	9,770
NVR, Inc. (c)	2,910	14,429
		38,444
Internet & Direct Marketing Retail - 1.1%
Coupang, Inc. Class A (c)	736,906	19,543
eBay, Inc.	133,600	7,293
Farfetch Ltd. Class A (c)	152,100	2,898
		29,734
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (c)(d)	222,016	6,452
Specialty Retail - 0.7%
Best Buy Co., Inc.	104,400	10,089
Industria de Diseno Textil SA	338,500	8,830
		18,919
Textiles, Apparel & Luxury Goods - 2.5%
Allbirds, Inc. Class A	117,222	924
Brunello Cucinelli SpA (c)	545,800	30,612
PVH Corp.	106,100	10,386
Ralph Lauren Corp.	64,300	8,490
Tapestry, Inc.	318,400	13,023
		63,435
TOTAL CONSUMER DISCRETIONARY		235,675
CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Diageo PLC sponsored ADR	63,900	12,760
The Coca-Cola Co.	414,700	25,811
		38,571
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (c)	220,400	13,857
Kroger Co.	423,100	19,801
		33,658
Food Products - 0.3%
Greencore Group PLC (c)	4,934,761	8,774
Tobacco - 0.8%
Altria Group, Inc.	383,900	19,690
TOTAL CONSUMER STAPLES		100,693
ENERGY - 13.5%
Energy Equipment & Services - 1.4%
Noble Finance Co. (a)	1,332	34
Oceaneering International, Inc. (c)	504,852	7,391
Odfjell Drilling Ltd. (c)	3,729,024	9,488
Schlumberger Ltd.	399,200	15,665
Technip Energies NV ADR (c)	58,160	646
TechnipFMC PLC (c)	291,100	1,994
		35,218
Oil, Gas & Consumable Fuels - 12.1%
Canadian Natural Resources Ltd.	626,400	34,994
Cheniere Energy, Inc.	328,400	43,644
Energy Transfer LP	699,300	7,091
EQT Corp.	1,389,400	32,151
Exxon Mobil Corp.	1,005,100	78,821
Golar LNG Ltd. (c)	741,400	12,900
Harbour Energy PLC (c)	549,211	2,908
Hess Corp.	494,500	49,974
Range Resources Corp. (c)	460,900	10,578
The Williams Companies, Inc.	853,397	26,694
Valero Energy Corp.	152,400	12,727
		312,482
TOTAL ENERGY		347,700
FINANCIALS - 18.9%
Banks - 7.2%
Bank of America Corp.	1,285,500	56,819
Comerica, Inc.	151,000	14,419
HDFC Bank Ltd. sponsored ADR	140,700	8,747
PNC Financial Services Group, Inc.	215,400	42,918
Wells Fargo & Co.	1,207,400	64,439
		187,342
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	74,500	25,426
Morgan Stanley	282,200	25,607
Sixth Street Specialty Lending, Inc.	1,005,800	23,576
TPG, Inc. (d)	355,900	10,940
		85,549
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	249,100	8,136
WeWork, Inc. (c)(d)	673,800	4,312
		12,448
Insurance - 6.2%
American International Group, Inc.	895,800	54,859
Arch Capital Group Ltd. (c)	546,400	25,741
Chubb Ltd.	185,509	37,777
First American Financial Corp.	121,800	8,165
Hiscox Ltd.	639,207	7,865
MetLife, Inc.	317,300	21,434
RenaissanceRe Holdings Ltd.	33,000	4,976
		160,817
Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp. Ltd.	299,068	9,364
Radian Group, Inc.	1,398,823	33,432
		42,796
TOTAL FINANCIALS		488,952
HEALTH CARE - 13.8%
Biotechnology - 0.7%
Amgen, Inc.	83,600	18,934
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	68,200	18,501
Boston Scientific Corp. (c)	395,700	17,478
Butterfly Network, Inc. (b)	557,178	2,869
Butterfly Network, Inc. Class A (c)(d)	2,061,648	10,617
Hologic, Inc. (c)	155,100	11,038
		60,503
Health Care Providers & Services - 4.5%
Centene Corp. (c)	262,200	21,663
Cigna Corp.	93,300	22,185
Guardant Health, Inc. (c)	116,600	7,727
LifeStance Health Group, Inc.	586,000	5,526
Oak Street Health, Inc. (c)(d)	359,633	6,297
UnitedHealth Group, Inc.	88,200	41,972
Universal Health Services, Inc. Class B	67,100	9,658
		115,028
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	929,200	63,808
Eli Lilly & Co.	160,100	40,017
Roche Holding AG (participation certificate)	52,080	19,724
Sanofi SA	122,200	12,774
UCB SA	64,200	7,007
Viatris, Inc.	1,785,900	19,663
		162,993
TOTAL HEALTH CARE		357,458
INDUSTRIALS - 12.4%
Aerospace & Defense - 5.0%
BWX Technologies, Inc.	202,700	10,828
General Dynamics Corp.	133,600	31,323
Huntington Ingalls Industries, Inc.	136,200	27,839
Northrop Grumman Corp.	59,300	26,219
Space Exploration Technologies Corp.:
Class A (b)(c)(e)	585,890	32,810
Class C (b)(c)(e)	8,180	458
		129,477
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (c)	101,400	8,511
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	118,500	10,298
Jeld-Wen Holding, Inc. (c)	241,700	5,578
		15,876
Construction & Engineering - 0.6%
AECOM	118,500	8,610
Argan, Inc.	164,600	6,401
		15,011
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (c)	206,900	11,982
Industrial Conglomerates - 2.8%
General Electric Co.	752,712	71,892
Machinery - 0.6%
Donaldson Co., Inc.	121,700	6,605
Pentair PLC	138,900	8,044
		14,649
Marine - 0.2%
Goodbulk Ltd. (c)(e)	959,290	6,712
Professional Services - 0.6%
Leidos Holdings, Inc.	92,700	9,441
Science Applications International Corp.	72,000	6,314
		15,755
Road & Rail - 1.2%
Hertz Global Holdings, Inc. (d)	226,900	4,611
Knight-Swift Transportation Holdings, Inc. Class A	327,386	17,836
XPO Logistics, Inc. (c)	104,800	7,617
		30,064
TOTAL INDUSTRIALS		319,929
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	663,000	36,976
Ericsson (B Shares)	1,170,800	10,774
		47,750
Electronic Equipment & Components - 0.6%
Keysight Technologies, Inc. (c)	106,600	16,776
IT Services - 2.6%
Akamai Technologies, Inc. (c)	117,200	12,688
Euronet Worldwide, Inc. (c)	58,700	7,527
Fidelity National Information Services, Inc.	113,800	10,837
Fiserv, Inc. (c)	1	0
Global Payments, Inc.	48,300	6,442
Visa, Inc. Class A	134,900	29,155
		66,649
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	82,500	13,224
Intel Corp.	466,200	22,238
Skyworks Solutions, Inc.	55,300	7,641
		43,103
TOTAL INFORMATION TECHNOLOGY		174,278
MATERIALS - 4.9%
Chemicals - 1.2%
Cabot Corp.	115,000	8,413
LG Chemical Ltd.	20,230	9,601
Nutrien Ltd.	154,120	13,255
		31,269
Containers & Packaging - 1.0%
Avery Dennison Corp.	54,900	9,673
O-I Glass, Inc. (c)	1,174,500	15,010
		24,683
Metals & Mining - 2.7%
Franco-Nevada Corp.	133,400	19,645
Freeport-McMoRan, Inc.	703,600	33,034
Newcrest Mining Ltd.	407,095	7,590
Novagold Resources, Inc. (c)	1,383,780	9,684
		69,953
TOTAL MATERIALS		125,905
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Cousins Properties, Inc.	186,288	7,196
Gaming & Leisure Properties	262,183	11,906
Healthcare Trust of America, Inc.	235,700	6,927
Orion Office (REIT), Inc. (c)	10,680	182
Realty Income Corp.	106,807	7,059
Simon Property Group, Inc.	74,100	10,193
Spirit Realty Capital, Inc.	260,560	12,082
VICI Properties, Inc.	428,600	11,984
		67,529
UTILITIES - 2.8%
Electric Utilities - 1.9%
Duke Energy Corp.	230,300	23,124
FirstEnergy Corp.	219,500	9,186
Southern Co.	259,200	16,788
		49,098
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	591,800	12,564
Vistra Corp.	521,400	11,898
		24,462
TOTAL UTILITIES		73,560
TOTAL COMMON STOCKS (Cost $1,769,353)		2,461,471

Preferred Stocks - 2.6%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Bolt Threads, Inc.:
Series D(b)(c)(e)	390,327	7,395
Series E(b)(e)	522,488	9,899
		17,294
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Bowery Farming, Inc. Series C1 (b)(e)	161,754	9,746

HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (b)(c)(e)	243,347	14,795

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (b)(c)(e)	7,570	4,239

TOTAL CONVERTIBLE PREFERRED STOCKS		46,074
Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE (Germany)	211,000	21,060

TOTAL PREFERRED STOCKS (Cost $45,418)		67,134

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(e)(f) (Cost $8,249)	6,453,248	2,312

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (g)	48,157,835	48,167
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	28,034,976	28,038
TOTAL MONEY MARKET FUNDS (Cost $76,205)		76,205

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,899,225)	2,607,122
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(21,169)
NET ASSETS - 100.0%	2,585,953

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,663,000 or 0.9% of net assets.

(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,529,000 or 3.7% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Threads, Inc. Series D	12/13/17	6,261
Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	9,224
Bowery Farming, Inc. Series C1	5/18/21	9,746
Butterfly Network, Inc.	2/12/21	5,572
Endeavor Group Holdings, Inc. Class A	3/29/21	8,767
National Resilience, Inc. Series B	12/01/20	3,324
Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980
Space Exploration Technologies Corp. Class C	9/11/17	110
Space Exploration Technologies Corp. Series H	8/04/17	1,022
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	8,249

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	23,004	195,058	169,895	4	-	-	48,167	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	36,767	120,805	129,534	75	-	-	28,038	0.1%
Total	59,771	315,863	299,429	79	-	-	76,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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